Note 7 - Short-Term Investments (Detail) - Changes in level 3 available-for-sale securities measured on a recurring basis: (Available-for-sale Securities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Balance	$ 923,582
Purchases		16,090,819
Redemption	916,228	(15,876,624)
Realized gain (loss)	(45,567)	481,850
Unrealized loss	38,185	(38,185)
Exchange difference	28	265,722
Balance		$ 923,582